Bank Debt (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of bank debt
Bank debt	$ 538,865	$ 559,927	$ 812,647
Less: Current portion of bank debt	(388,878)	(352,096)	(114,358)
Long-term portion of bank debt	149,987	207,831	698,289
Installment Notes [Member]
Components of bank debt
Bank debt	19,730	23,463	51,569
Line of Credit [Member]
Components of bank debt
Bank debt	$ 519,135	$ 536,464	$ 761,078